Debt - Additional Information (Detail) € in Thousands, $ in Thousands							1 Months Ended				2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Aug. 27, 2020 USD ($)	Nov. 08, 2019 USD ($)	Nov. 06, 2019 GBP (£) Tranche	Oct. 16, 2018	Oct. 15, 2018	Dec. 31, 2016 USD ($)	Feb. 28, 2021 USD ($)	Apr. 30, 2020 USD ($)	Feb. 09, 2020 USD ($)	Oct. 31, 2017 GBP (£)	Mar. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2016 USD ($)	Apr. 15, 2021 USD ($)	Feb. 28, 2021 EUR (€)	Feb. 28, 2021 USD ($)	Aug. 27, 2020 GBP (£)	Aug. 27, 2020 EUR (€)	Aug. 27, 2020 USD ($)	Nov. 08, 2019 EUR (€)	Nov. 08, 2019 USD ($)	Nov. 30, 2018 GBP (£)	Nov. 30, 2018 EUR (€)	Nov. 30, 2018 USD ($)	Oct. 31, 2017 EUR (€)	Oct. 31, 2017 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Repayment of long-term debt									$ 250			$ 54	$ 48,065		$ 19,350
Gain on extinguishment of debt													1,264
Amortization of debt discount and deferred financing costs									280		$ 10	135	192		2,920
Deferred financing fees																			$ 1,780			$ 3,721
Interest Expense, Net
Debt Instrument [Line Items]
Amortization of debt discount and deferred financing costs									$ 281		$ 10	135	192		2,920
DWIP Agreement
Debt Instrument [Line Items]
Carrying amount of outstanding debt												102,600	102,600	$ 102,600	102,600
Facility Agreement
Debt Instrument [Line Items]
Carrying amount of outstanding debt												539,166	547,677	547,677	359,764
Subscription Agreement
Debt Instrument [Line Items]
Carrying amount of outstanding debt												$ 172,254	85,112	$ 85,112	76,567
DWIP | DWIP Agreement
Debt Instrument [Line Items]
Debt instrument, borrowed amount																														$ 115,000
Repayment of long-term debt						$ 12,400										$ 12,400
Debt instrument, maturity date				Oct. 16, 2023	Aug. 10, 2019
Debt instrument, interest rate				4.25%	4.50%
Debt instrument, frequency of periodic payment												monthly		monthly
Debt instrument, advance amount												$ 100,000		$ 100,000	100,000
Debt instrument, escrow account related liability												$ 2,600	$ 2,600	$ 2,600	$ 2,600
Debt instrument, restrictive covenants												DWIP is subject to restrictive covenants relating to, among others, future indebtedness and transfer of control of DWIP, and DWIP must also meet a financial ratio relating to interest coverage (as defined in the DWIP Agreement).		DWIP is subject to restrictive covenants relating to, among others, future indebtedness and transfer of control of DWIP, and DWIP must also meet a financial ratio relating to interest coverage (as defined in the DWIP Agreement).
Debt instrument, covenant compliance												For the periods presented, DWIP was in compliance with all covenants associated with the DWIP Agreement.		For the periods presented, DWIP was in compliance with all covenants associated with the DWIP Agreement.
DWIP | DWIP Agreement | Prepayment Occurs on or Prior to 24 Months After October 16, 2018
Debt Instrument [Line Items]
Debt instrument, prepayment premium percentage				3.00%
DWIP | DWIP Agreement | Prepayment Occurs on or Prior to 36 Months After October 16, 2018 but After 24 Months After October 16, 2018
Debt Instrument [Line Items]
Debt instrument, prepayment premium percentage				2.00%
DWIP | DWIP Agreement | Prepayment Occurs on or Prior to 60 Months After October 16, 2018 but After 36 Months After October 16, 2018
Debt Instrument [Line Items]
Debt instrument, prepayment premium percentage				1.00%
DWIP | DWIP Agreement | Prepayment Occurs After 60 Months After October 16, 2018
Debt Instrument [Line Items]
Debt instrument, prepayment premium percentage				0.00%
IWIP | Facility Agreement
Debt Instrument [Line Items]
Debt instrument, covenant compliance												For the periods presented, IWIP was in compliance with all covenants associated with the Facility Agreement.		For the periods presented, IWIP was in compliance with all covenants associated with the Facility Agreement.
Debt instrument, maximum borrowing capacity | £										£ 1,000,000,000
Debt instrument, term										10 years
Debt instrument, funded amount																											$ 98,400		$ 266,200
Escrow deposit																													$ 5,000
Increase in outstanding debt	$ 160,475
Debt instrument, covenants description												IWIP is subject to certain financial condition and testing covenants (such as interest coverage, leverage and equity requirements and limits) as well as restrictive covenants relating to, among others, future indebtedness and liens and other material activities of IWIP and its subsidiaries.		IWIP is subject to certain financial condition and testing covenants (such as interest coverage, leverage and equity requirements and limits) as well as restrictive covenants relating to, among others, future indebtedness and liens and other material activities of IWIP and its subsidiaries.
IWIP | Facility Agreement | Series 1-A Tranche
Debt Instrument [Line Items]
Debt instrument, maturity date												Oct. 30, 2027		Oct. 30, 2027
Debt instrument, interest rate												410.00%	4.10%	4.10%
Debt instrument, funded amount | €																												€ 115,000
IWIP | Facility Agreement | Series 1-B Tranche
Debt Instrument [Line Items]
Debt instrument, maturity date												Oct. 30, 2027		Oct. 30, 2027
Debt instrument, interest rate												461.00%	4.61%	4.61%
Debt instrument, funded amount | £										£ 100,000,000
IWIP | Facility Agreement | Series 2-A Tranche
Debt Instrument [Line Items]
Debt instrument, maturity date												Oct. 30, 2027		Oct. 30, 2027
Debt instrument, interest rate												344.00%	3.44%	3.44%
Debt instrument, funded amount | €																										€ 40,000
IWIP | Facility Agreement | Series 2-B Tranche
Debt Instrument [Line Items]
Debt instrument, maturity date												Oct. 30, 2027		Oct. 30, 2027
Debt instrument, interest rate												429.00%	4.29%	4.29%
Debt instrument, funded amount | £																									£ 40,000,000
IWIP | Facility Agreement | Series 3-A Tranche
Debt Instrument [Line Items]
Debt instrument, maturity date	Aug. 26, 2030
Debt instrument, interest rate																				2.97%	2.97%	2.97%
Debt instrument, funded amount | €																					€ 75,000
IWIP | Facility Agreement | Series 3-B Tranche
Debt Instrument [Line Items]
Debt instrument, maturity date	Aug. 26, 2030
Debt instrument, interest rate																				3.74%	3.74%	3.74%
Debt instrument, funded amount | £																				£ 55,000,000
DWIP II | A&R Mezzanine Loan Agreement | APW OpCo
Debt Instrument [Line Items]
Repayment of long-term debt								$ 47,775
Carrying amount of outstanding debt								49,039
Gain on extinguishment of debt								$ 1,264
DWIP II | A&R Mezzanine Loan Agreement | APW OpCo | Subsequent Event
Debt Instrument [Line Items]
Debt instrument, maximum borrowing capacity																	$ 75,000
AP WIP Investments Borrower | Subscription Agreement
Debt Instrument [Line Items]
Debt instrument, covenant compliance												AP WIP Investments Borrower was in compliance with all covenants associated with the Subscription Agreement for the period that borrowings were outstanding during the three months ended March 31, 2021.		AP WIP Investments Borrower was in compliance with all covenants associated with the Subscription Agreement for the period that borrowings were outstanding during the year ended December 31, 2020.
Debt instrument, maximum borrowing capacity | £			£ 250,000,000
Debt instrument, term			9 years
Debt instrument, funded amount																								$ 75,480
Debt instrument, covenants description												AP WIP Investments Borrower is subject to certain financial condition and testing covenants (such as interest coverage and leverage limits) as well as restrictive and operating covenants relating to, among others, future indebtedness and liens and other material activities of AP WIP Investments Borrower and its affiliates.		AP WIP Investments Borrower is subject to certain financial condition and testing covenants (such as interest coverage and leverage limits) as well as restrictive and operating covenants relating to, among others, future indebtedness and liens and other material activities of AP WIP Investments Borrower and its affiliates.
Number of term loan tranche | Tranche			3
Debt service reserve fund		$ 3,000
AP WIP Investments Borrower | Subscription Agreement | Euro Class A Tranche
Debt Instrument [Line Items]
Debt instrument, maturity date			Nov. 06, 2028
Debt instrument, interest rate			4.25%
Debt instrument, frequency of periodic payment			quarterly									Quarterly
Debt instrument, funded amount | €																							€ 68,000
Percentage of payment-in-kind interest			2.00%
AP WIP Investments Borrower | Subscription Agreement | Interest-Only Secured Notes
Debt Instrument [Line Items]
Debt instrument, maturity date							Nov. 08, 2028
Debt instrument, interest rate																		3.90%	3.90%
Debt instrument, funded amount																		€ 77,000	$ 94,000
Debt service reserve fund							$ 4,500
Percentage of payment-in-kind interest																		1.75%	1.75%
AP WIP Investments Borrower | Subscription Agreement | Interest-Only Secured Notes | Subsequent Event
Debt Instrument [Line Items]
Debt instrument, maturity date							Nov. 08, 2028
Debt instrument, interest rate																		3.90%	3.90%
Debt instrument, funded amount																		€ 77,000	$ 94,000
Percentage of payment-in-kind interest																		1.75%	1.75%